Investments in subsidiaries - Investments in subsidiaries (commentary) (Details) - HSBC Holdings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Impairment (reversal of impairment) of subsidiaries	$ 435	$ 2,562	$ (2,064)
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Impairment (reversal of impairment) of subsidiaries	$ 400